CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities:
Net income	$ 5,127,702	$ 6,086,188	$ 5,760,418
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,681,203	1,935,166	1,800,203
Amortization of premiums and (accretion of discounts) on securities, net	430,580	312,810	663,543
Net change in fair value of trading securities	1,163,400	(1,935,407)	(619,751)
Provision for loan losses	500,000	500,000	740,000
Provision for deferred income taxes	(177,028)	1,702,326	397,052
ESOP shares earned	231,500	350,079	350,113
Stock compensation earned	467,683	549,836	264,462
Loss on pension plan termination	1,707,779	0	0
Loss on write down or sale of foreclosed assets	16,473	54,271	118,860
Loss on impairment of other asset	0	0	1,886,080
Gain on securities, net	(2,451,251)	(484,246)	(796,281)
Gain on sale of loans, net	(191,008)	(323,433)	(703,486)
Income tax payable	1,634,643	(201,398)	(147,524)
Accrued interest receivable	(120,834)	(156,905)	161,994
Other assets	(1,179,522)	(2,974,439)	(321,285)
Other liabilities	(687,450)	243,147	(1,895,013)
Earnings on bank owned life insurance	(1,205,138)	(583,484)	(542,087)
Origination of loans held for sale	(7,997,316)	(11,389,860)	(23,209,069)
Proceeds from sales of loans	7,410,339	12,681,781	23,571,483
Proceeds on sale of trading securities	0	2,502,107	0
Maturities and calls of trading securities	0	0	2,000,000
Net cash provided by operating activities	6,361,755	8,868,539	9,479,712
Investing activities:
Purchase of securities available-for-sale	(79,720,369)	(92,140,523)	(140,313,084)
Proceeds from sale of securities available-for-sale	17,593,180	50,193,241	38,519,694
Maturities and calls of securities available-for-sale	10,910,000	16,069,518	54,615,727
Principal collected on securities available-for-sale	10,638,963	18,060,807	17,476,504
Purchase of securities held-to-maturity	(4,325,038)	(21,738,132)	(4,092,944)
Maturities and call of securities held-to-maturity	2,542,950	543,500	14,217,131
Principal collected on securities held-to-maturity	9,662,783	7,736,848	7,787,821
Purchase of FHLB stock	(875,000)	(4,046,900)	(3,090,600)
Redemption of FHLB stock	1,072,700	4,394,300	3,256,500
Net increase in loans	(32,173,665)	(25,791,734)	(25,772,158)
Purchase of bank premises and equipment	(2,051,876)	(593,905)	(720,645)
Proceeds from the sale of foreclosed property	102,289	200,327	344,636
Purchase of insurance company	0	(16,920)	(795,149)
Settlement of Banked Owned Life Insurance Policies	1,523,535	0	0
Net cash used in investing activities	(65,099,548)	(47,129,573)	(38,566,567)
Financing activities:
Net increase in demand deposit, savings, money market, interest-bearing checking and mortgagor's escrow accounts	47,917,396	66,908,986	18,139,826
Net increase (decrease) in time deposits	4,002,944	2,076,044	(499,806)
Repayment of borrowings	(1,000,000)	(5,000,000)	(8,000,000)
Proceeds from borrowings	0	0	3,000,000
Exercise of stock options	133,908	46,371	0
Repurchase of common shares	(69,757)	(39,754)	(1,039,703)
Cash dividends	(3,354,605)	(3,350,382)	(3,282,056)
Net cash provided by financing activities	47,629,886	60,641,265	8,318,261
(Decrease) increase in cash and cash equivalents	(11,107,907)	22,380,231	(20,768,594)
Cash and cash equivalents at beginning of year	42,183,310	19,803,079	40,571,673
Cash and cash equivalents at end of year	31,075,403	42,183,310	19,803,079
Supplemental disclosures of cash flow information:
Cash paid for interest	2,638,192	2,645,192	3,176,711
Cash paid for income taxes	3,000	2,657,398	2,240,000
Non-cash investing activities
Transfer of loans to foreclosed assets	293,515	325,537	273,960
Transfer of securities from available-for-sale to held-to-maturity	0	98,942,426	0
Non-cash financing activities
Dividends declared and unpaid	843,053	843,268	842,952
Notes Issued	$ 0	$ 0	$ 1,000,000